Expense Example {- Templeton Developing Markets VIP Fund} - FTVIP Class 4-61 - Templeton Developing Markets VIP Fund - Class 4	May 01, 2021 USD ($)
Expense Example:
1 year	$ 157
3 years	486
5 years	839
10 years	$ 1,834